Annual Total Returns[BarChart] - Thrivent Moderate Allocation Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.02%)	11.72%	15.12%	5.88%	(0.56%)	8.89%	12.95%	(4.44%)	18.75%	13.57%